Risk management - Credit risk provision matrix (Details) - Trade and other receivables (except for advances issued) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 11,831	₽ 7,475
Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (509)	₽ (283)
Current and less than 30 days
Disclosure of provision matrix
Expected credit loss rate	0.06%	0.13%
Current and less than 30 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 11,241	₽ 6,092
Current and less than 30 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (7)	₽ (8)
30-60 days
Disclosure of provision matrix
Expected credit loss rate	19.00%	1.00%
30-60 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 79	₽ 1,035
30-60 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (15)	₽ (7)
61-90 days
Disclosure of provision matrix
Expected credit loss rate	94.00%	69.00%
61-90 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 34	₽ 230
61-90 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (32)	₽ (159)
More than 91 days
Disclosure of provision matrix
Expected credit loss rate	95.00%	92.00%
More than 91 days | Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 477	₽ 118
More than 91 days | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (455)	₽ (109)